UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-10189
                                                    --------------------------

                    Principal Partners LargeCap Value Fund, Inc
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(Exact name of registrant as specified in charter)

                 711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                        (Zip code)

         Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                  ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.62%)
ADVERTISING AGENCIES (0.52%)
                                                                        $
 Interpublic Group /1/                                26,300              343,215
AEROSPACE & DEFENSE (0.56%)
 Boeing                                                7,300              369,380
AEROSPACE & DEFENSE EQUIPMENT (0.77%)
 General Dynamics                                      1,700              175,525
 Goodrich                                              9,775              335,283
                                                                          510,808
APPAREL MANUFACTURERS (0.75%)
 Jones Apparel Group                                   9,050              304,352
 VF                                                    3,600              191,340
                                                                          495,692
APPLICATIONS SOFTWARE (1.25%)
 Microsoft                                            31,500              827,820
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.83%)
 American Axle & Manufacturing Holdings                4,600              123,510
 Autoliv                                               3,900              183,885
 BorgWarner                                            4,800              257,712
 Dana                                                  9,900              157,113
 Lear                                                  3,700              199,800
 Magna International                                   3,800              287,812
                                                                        1,209,832
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Pepsico                                               1,700               91,290
BREWERY (0.15%)
 Adolph Coors                                          1,300               96,980
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.99%)
 Masco                                                 8,000              294,400
 Vulcan Materials                                      6,400              361,472
                                                                          655,872
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.29%)
 Martin Marietta Materials                             3,600              194,472
CABLE TV (1.41%)
 Comcast /1/                                          29,100              936,729
CHEMICALS-DIVERSIFIED (0.72%)
 Dow Chemical                                          1,500               74,550
 E. I. Du Pont de Nemours                              3,900              185,484
 PPG Industries                                        3,200              220,096
                                                                          480,130
CHEMICALS-SPECIALTY (0.58%)
 Eastman Chemical                                      7,100              384,465
COMPUTER SERVICES (0.64%)
 Electronic Data Systems                              19,800              424,116
COMPUTERS (1.82%)
 Hewlett-Packard                                      49,000              959,910
 International Business Machines                       2,600              242,892
                                                                        1,202,802
CONTAINERS-METAL & GLASS (0.07%)
 Owens-Illinois /1/                                    2,000               45,440
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.29%)
                                                                        $
 Smurfit-Stone Container /1/                          12,900              194,016
DISTRIBUTION-WHOLESALE (0.45%)
 Ingram Micro /1/                                      8,700              160,776
 Tech Data /1/                                         3,300              138,699
                                                                          299,475
DIVERSIFIED MANUFACTURING OPERATIONS (9.06%)
 Cooper Industries                                     3,800              264,100
 Crane                                                 4,400              125,400
 Eaton                                                 6,200              421,538
 General Electric                                     97,200            3,511,836
 Honeywell International                              16,200              582,876
 SPX                                                   6,300              263,970
 Textron                                               6,300              453,474
 Tyco International                                   10,600              383,084
                                                                        6,006,278
ELECTRIC-INTEGRATED (3.89%)
 Alliant Energy                                        9,300              255,750
 American Electric Power                              12,750              449,437
 Constellation Energy Group                            4,500              225,000
 Edison International                                  2,600               84,422
 Entergy                                               6,100              424,072
 FirstEnergy                                           9,900              393,624
 Northeast Utilities                                  10,900              203,830
 PPL                                                   5,300              286,200
 XCEL Energy                                          14,000              254,660
                                                                        2,576,995
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.21%)
 Flextronics International /1/                        18,200              257,530
 Sanmina /1/                                          27,500              169,950
 Solectron /1/                                        40,200              199,794
 Vishay Intertechnology /1/                           13,200              172,524
                                                                          799,798
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.15%)
 Agere Systems /1/                                    71,000              102,240
FIDUCIARY BANKS (0.60%)
 Mellon Financial                                     13,600              399,160
FINANCE-INVESTMENT BANKER & BROKER (7.54%)
 Citigroup                                            60,900            2,987,145
 Goldman Sachs Group                                   4,500              485,325
 Lehman Brothers Holdings                              6,250              569,937
 Merrill Lynch                                         9,500              570,665
 Morgan Stanley                                        6,900              386,124
                                                                        4,999,196
FINANCE-MORTGAGE LOAN/BANKER (1.56%)
 Federal Home Loan Mortgage                           11,700              763,893
 Federal National Mortgage Association                 4,125              266,393
                                                                        1,030,286
FINANCIAL GUARANTEE INSURANCE (0.91%)
 MBIA                                                  5,100              304,674
 MGIC Investment                                       4,700              300,330
                                                                          605,004
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-FLOUR & GRAIN (0.42%)
                                                                        $
 Archer Daniels Midland                               11,625              281,325
FOOD-MISCELLANEOUS/DIVERSIFIED (1.11%)
 Sara Lee                                             18,000              422,640
 Unilever                                              4,800              313,488
                                                                          736,128
FOOD-RETAIL (1.32%)
 Kroger /1/                                           27,200              465,120
 Safeway /1/                                          21,600              407,160
                                                                          872,280
FOOD-WHOLESALE & DISTRIBUTION (0.14%)
 Supervalu                                             3,000               94,830
GAS-DISTRIBUTION (0.62%)
 Sempra Energy                                        11,000              409,420
HOME DECORATION PRODUCTS (0.52%)
 Newell Rubbermaid                                    16,100              346,472
LIFE & HEALTH INSURANCE (1.35%)
 Genworth Financial                                   12,500              331,625
 Manulife Financial                                   11,260              493,751
 Torchmark                                             1,225               66,885
                                                                          892,261
MACHINERY-GENERAL INDUSTRY (0.18%)
 Ingersoll-Rand                                        1,600              119,008
MEDICAL-DRUGS (1.15%)
 Bristol-Myers Squibb                                  4,500              105,480
 GlaxoSmithKline                                       6,000              267,420
 Merck                                                13,950              391,298
                                                                          764,198
MEDICAL-HOSPITALS (0.21%)
 HCA                                                   3,100              138,012
METAL PROCESSORS & FABRICATION (0.21%)
 Worthington Industries                                6,700              137,216
METAL-ALUMINUM (0.24%)
 Alcoa                                                 5,400              159,354
MONEY CENTER BANKS (5.29%)
 Bank of America                                      51,866            2,405,026
 JP Morgan Chase                                      29,400            1,097,502
                                                                        3,502,528
MULTI-LINE INSURANCE (3.37%)
 Allstate                                             12,500              630,500
 American International Group                          3,800              251,902
 Hartford Financial Services Group                     7,400              497,946
 MetLife                                              10,850              431,288
 Prudential Financial                                  7,800              420,498
                                                                        2,232,134
MULTIMEDIA (1.77%)
 Time Warner /1/                                      55,200              993,600
 Viacom                                                2,500               93,350
 Walt Disney                                           3,100               88,753
                                                                        1,175,703
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (10.49%)
                                                                        $
 BP Amoco                                              5,300              315,986
 ChevronTexaco                                        22,850            1,243,040
 ConocoPhillips                                       10,897            1,011,133
 Exxon Mobil                                          64,000            3,302,400
 Marathon Oil                                         12,300              476,379
 Occidental Petroleum                                 10,300              601,314
                                                                        6,950,252
OIL REFINING & MARKETING (0.55%)
 Ashland                                               5,900              362,142
PAPER & RELATED PRODUCTS (2.40%)
 Georgia-Pacific                                      12,550              402,855
 International Paper                                  13,500              528,525
 MeadWestvaco                                         11,900              343,791
 Temple-Inland                                         5,000              318,000
                                                                        1,593,171
PHARMACY SERVICES (0.73%)
 Medco Health Solutions /1/                           11,400              485,298
PHOTO EQUIPMENT & SUPPLIES (0.67%)
 Eastman Kodak                                        13,400              443,406
POWER CONVERTER & SUPPLY EQUIPMENT (0.37%)
 Hubbell                                               5,000              247,600
PROPERTY & CASUALTY INSURANCE (2.18%)
 ACE                                                   2,800              121,520
 Chubb                                                 5,550              413,364
 St. Paul                                             15,836              594,483
 XL Capital                                            4,200              314,076
                                                                        1,443,443
REGIONAL BANKS (7.75%)
 Comerica                                              7,700              445,522
 Huntington Bancshares                                14,600              335,362
 KeyCorp                                              11,550              386,001
 National City                                        13,850              492,368
 PNC Financial Services Group                          7,300              393,251
 SunTrust Banks                                        7,800              561,756
 U.S. Bancorp                                         20,597              618,940
 Wachovia                                             23,504            1,289,194
 Wells Fargo                                          10,050              616,065
                                                                        5,138,459
RETAIL-APPAREL & SHOE (0.93%)
 Limited                                              18,700              443,190
 Nordstrom                                             3,600              173,700
                                                                          616,890
RETAIL-DISCOUNT (0.48%)
 Target                                                6,200              314,774
RETAIL-OFFICE SUPPLIES (0.51%)
 Office Depot /1/                                     19,600              338,884
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
 Federated Department Stores                           6,900              391,920
RETAIL-RESTAURANTS (1.15%)
 McDonald's                                           23,500              761,165
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RUBBER-TIRES (0.11%)
                                                                        $
 Cooper Tire & Rubber                                  3,500               75,635
SAVINGS & LOANS-THRIFTS (1.37%)
 Astoria Financial                                     6,500              244,660
 Washington Mutual                                    16,487              665,250
                                                                          909,910
STEEL PRODUCERS (0.87%)
 United States Steel                                  11,100              574,980
TELECOMMUNICATION EQUIPMENT (1.05%)
 ADC Telecommunications /1/                           79,300              203,801
 Nortel Networks /1/                                  72,100              234,325
 Tellabs /1/                                          36,500              259,880
                                                                          698,006
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.24%)
 Corning /1/                                          14,400              157,536
TELEPHONE-INTEGRATED (4.45%)
 BellSouth                                             8,700              228,288
 SBC Communications                                   21,800              517,968
 Sprint                                               36,000              857,880
 Verizon Communications                               37,800            1,345,302
                                                                        2,949,438
TOBACCO (3.39%)
 Altria Group                                         27,350            1,745,750
 UST                                                   9,900              501,534
                                                                        2,247,284
TOOLS-HAND HELD (0.16%)
 Stanley Works                                         2,200              104,632

                                        Shares

                                        Held          Value

---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (2.13%)

 Burlington Northern Santa Fe               9,050            $   436,029

 CSX                                       10,400                415,688

 Norfolk Southern                          16,100                562,212

                                                               1,413,929
                             TOTAL COMMON STOCKS              65,361,114
                                                             -----------



            TOTAL PORTFOLIO INVESTMENTS (98.62%)              65,361,114
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (1.38%)                                             911,784
                      TOTAL NET ASSETS (100.00%)             $66,272,898

                                                             -------------


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $12,166,775
Unrealized Depreciation                       (2,138,663)
                                             -----------
Net Unrealized Appreciation (Depreciation)    10,028,112
Cost for federal income tax purposes         $55,333,002



The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners LargeCap Value Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------